Stock Based Compensation	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Stock Based Compensation
21.	Stock Based Compensation

The Company’s stock based compensation consists of share purchase options (Note 20.2), restricted share units (Note 20.3) and performance share units (Note 21.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

21.1.	Performance Share Units (“PSUs”)

The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of silver and gold.

Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

During the three months ended June 30, 2018, the Company issued 1,590 PSUs (six months - 220,260 PSUs). For the comparable period of the previous year, the Company issued 730 PSUs (six months - 196,890 PSUs).

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) from January 1, 2017 to June 30, 2018 is presented below:

Number of PSUs Outstanding
At January 1, 2017	717,564
Granted	196,160
Paid [1]	(271,810)

At March 31, 2017	641,914
Granted	730
Dividend equivalent participation	4,004

At June 30, 2017	646,648
Granted	10,330
Dividend equivalent participation	6,300
Paid [1]	(3,629)
Forfeited	(3,050)

At December 31, 2017	656,599
Granted	218,670
Paid [1]	(221,663)

At March 31, 2018	653,606
Granted	1,590
Forfeited	(2,517)

At June 30, 2018	652,679

1)	The PSUs paid out during the period had a performance factor of 0% resulting in a cash disbursement of $Nil.